S000069725 [Member] Investment Risks - Dodge & Cox Emerging Markets Stock Fund	Dec. 31, 2025
Market risks [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Market risk. Investment prices may increase or decrease, sometimes suddenly and unpredictably, due to general market conditions. Local, national, regional or global events such as adverse political events, the imposition of tariffs or trade restrictions, sanctions, armed conflicts, war, acts of terrorism, public health emergencies, such as the spread of infectious illnesses or disease, natural disasters, changes in interest or currency rates, adverse changes to credit markets, supply chain disruptions, recessions, inflation, or other events, or general adverse investment sentiment could also have a significant impact on the Fund and its investments and potentially increase the risks described herein.

Manager risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Manager risk. Dodge & Cox’s opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. Depending on market conditions, Dodge & Cox’s investing style may perform better or worse than portfolios managed with a different investment style. Dodge & Cox may not make timely purchases or sales of securities for the Fund. The Fund may underperform the broad market, relevant indices, or other funds with similar objectives and investment strategies. Financial models used by the Fund to help identify potential investments may not adequately account for all relevant factors, may rely on inaccurate data inputs or assumptions or may contain design flaws which could negatively impact the Fund’s performance.

Liquidity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Liquidity risk. The Fund may not be able to purchase or sell a security in a timely manner or at desired prices or achieve its desired weighting in a security. Liquidity risk may be greater in emerging and frontier markets than in more developed markets.

Derivatives risks [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Derivatives risk. Investing with derivatives, such as equity futures, options, and swaps; and currency forwards, swaps, and futures,

and other similar investments (collectively referred to as “derivatives”) involves risks additional to and possibly greater than those associated with investing directly in securities. The value of a derivative may not correlate to the value of the underlying instrument to the extent expected. A derivative can create leverage because it can result in exposure to an amount of a security, index, or other underlying investment (a “notional amount”) that is substantially larger than the derivative position’s market value. Often, the upfront payment required to enter into a derivative is much smaller than the potential for loss, which for certain types of derivatives may be theoretically unlimited. The Fund may not be able to close a derivatives position at an advantageous time or price. As a result, the Fund may be required to continue making required margin and settlement payments and, if the Fund has insufficient cash on hand to meet such requirements, it may have to sell securities from its portfolio at a time when it may be disadvantageous to do so. For over‑the‑counter derivatives transactions, the counterparty may be unable or unwilling to make required payments and deliveries, especially during times of financial market distress. Derivatives also can create operational and legal risk. Changes in regulation relating to a mutual fund’s use of derivatives and related instruments may make derivatives more costly, limit the availability of derivatives, or otherwise adversely affect the value or performance of derivatives and the Fund.

Non US investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Non‑U.S. investment risk. Securities of non‑U.S. issuers (including ADRs, ADSs, GDRs and other securities that represent interests in a non‑U.S. issuer’s securities) may be more volatile, harder to value, and have lower overall liquidity than U.S. securities. Non‑U.S. issuers may be subject to political, economic, or market instability, or unfavorable government action or economic and financial sanctions or other restrictions imposed by U.S. or foreign regulators. There may be less information publicly available about non‑U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Non‑U.S. stock markets may decline due to conditions specific to an individual country, including unfavorable economic conditions relative to the United States. The Fund generally holds non‑U.S. securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight. There may be increased risk of delayed transaction settlement. These risks may be higher when investing in emerging and frontier markets. Certain of these elevated risks may also apply to securities of U.S. issuers with significant non‑U.S. operations.

Emerging markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Emerging markets risk. Emerging market securities may present issuer, market, currency, liquidity, volatility, valuation, legal, custody, political, and other risks different from, and potentially greater than, the risks of investing in securities of issuers in more developed markets. Emerging markets may have less established legal, accounting, and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. In addition, companies in emerging markets may be subject to less stringent standards on disclosure, accounting and financial reporting, and recordkeeping, which may affect the Fund’s ability to evaluate potential and current investments. Relatedly, securities of companies in emerging markets that are listed on exchanges may be delisted if they do not meet relevant accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities. Governments in emerging market countries may exercise greater control over their financial markets, more frequently make significant changes to economic policy, be less stable and be more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, investor protection regimes may be more limited in emerging markets. For example, it may be more difficult for shareholders to bring derivative litigation or for U.S. regulators to bring enforcement actions against issuers in emerging markets. Because the Fund focuses its investments in emerging market securities, it may have a limited ability to mitigate losses in an environment that is adverse to emerging market securities in general. Emerging market securities may also be more volatile, more difficult to value, and have lower overall liquidity than securities economically tied to U.S. or developed non‑U.S. markets.

Non US currency risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Non‑U.S. currency risk. Non‑U.S. currencies may decline relative to the U.S. dollar, which reduces the unhedged value of securities denominated in or otherwise exposed to those currencies. Dodge & Cox may not hedge or may not be successful in hedging the Fund’s currency exposure. Dodge & Cox may not be able to determine accurately the extent to which a security or its issuer is exposed to currency risk. Emerging and frontier market currencies may be more volatile than currencies of more developed countries.

Geographic risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Geographic risk. From time to time the Fund may invest a substantial amount of its assets in issuers located in a single country or a limited number of countries. If the Fund focuses its investments in this manner, risks relating to economic, political and social conditions in those countries will have a significant impact on its investment performance. The Fund’s investment performance may be more volatile if it focuses its investments in certain countries, especially emerging market or frontier market countries.

Frontier markets risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Frontier markets risk. Frontier markets generally have smaller economies and less mature capital markets than emerging markets. As a result, the risks associated with investing in emerging market countries are magnified in frontier markets. Frontier markets are more susceptible to abrupt changes in currency value, have less mature settlement practices, and can have lower trading volumes that can lead to more price volatility and lower liquidity.

China investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	China investment risk. Investments in Chinese securities may be more vulnerable to political and economic risks than investments in securities from other countries. The Chinese government has historically exercised substantial control over China’s economy and financial markets. Although prior economic reforms liberalized trade policy and reduced government control, changes in these policies could adversely affect Chinese companies or investments in those companies. Changes in government policy could also substantially affect the value of China’s currency relative to the U.S. dollar. The Chinese economy is highly dependent on exporting products and services and could experience a significant slowdown if there is a reduction in global demand for Chinese exports or as the result of trade tensions. The Fund may obtain exposure to a Chinese company by investing in legal structures known as variable interest entities (“VIEs”) that offer economic exposure to, but not an equity ownership in, a Chinese company. Intervention by the Chinese government with respect to VIE structures could significantly affect the value of a VIE investment and could negatively impact Fund performance; and due to different legal standards in China, the Fund may be unable to enforce its rights with respect to holdings in Chinese securities. In addition, strained international relations, including purchasing restrictions, sanctions, tariffs or cyberattacks on the Chinese government or Chinese companies may impact China’s economy and Chinese issuers of securities in which the Fund invests. Separately, information about the Chinese securities in which the Fund invests may be less reliable or complete; and Chinese companies with securities listed on U.S. exchanges may be delisted if they do not meet U.S. accounting standards and auditor oversight requirements, which could significantly decrease the liquidity and value of the securities.

Small Capitalization Securities risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Small-capitalization Securities risk. Small-capitalization companies may be more volatile and subject to greater short term risk than larger, more established companies. They are likely to be less liquid than companies with larger market capitalizations, which could affect the overall liquidity of the Fund’s portfolio. In addition, smaller companies may have more limited product lines or markets, be less financially secure, and depend on a more limited management group than larger companies. It may be difficult to evaluate the potential for long-term growth of smaller companies.

Large shareholder risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Large shareholder risk. Ownership of shares of the Fund may be concentrated in one or a few large investors, which may include, and currently does include, one or more Funds managed by Dodge & Cox. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor (such as another Fund managed by Dodge & Cox) may affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carry-forwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund’s expenses. In addition, the Fund may be delayed in investing new cash after a large shareholder purchase, and under such circumstances may be required to maintain a larger cash position than it ordinarily would.

Taiwan Investment risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Taiwan Investment risk. Taiwan faces unique economic, geopolitical, and environmental challenges that may adversely affect its economy and securities markets. Taiwan’s geographic proximity to, and history of political contention with, China have led to ongoing tensions, including the continual risk of military conflict with China. These tensions may materially affect the Taiwanese and Chinese economies and securities markets.

Equity risk [Member]
Prospectus [Line Items]
Risk [Text Block]
∎	Equity risk. Equity securities can be volatile and may decline in value because of changes in the actual or perceived financial condition of their issuers or other events affecting their issuers.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund, and the Fund could underperform other investments.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.